10-Q LEASES - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 15, 2021
Lessor, Lease, Description [Line Items]
Finance lease liability to be paid	$ 13,693,600		$ 13,693,600
Imputed interest	650,101		650,101
Monthly room rental	750		750
Annual increase to monthly room rental	25		25
Operating lease cost	$ 2,525	$ 2,525	$ 10,099	$ 10,099
Remaining lease term	6 years 6 months 3 days		6 years 9 months 18 days
Operating lease income	$ 54,625	$ 48,500	$ 228,123	$ 201,700
LINICO Corporation
Lessor, Lease, Description [Line Items]
Lessee, industrial lease, rental payments, first twelve months	81,600
Property, plant and equipment, purchase price option, amount	13,000,000
Non refundable deposits	$ 14,250,000				$ 1,250,000